Stock-Based Compensation - Schedule of restricted stock activity (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Outstanding
Shares Underlying Options Outstanding, Beginning at January 1, 2023	158,589	21,907
Shares Underlying Options, Granted	0	182,962
Vested	63,451	46,280	46,281
Forfeited/canceled	45,901	0
Shares Underlying Options, Outstanding June 30, 2023	49,237	158,589	21,907
Granted, weighted-average grant date fair value		$ 3.61
Weighted Average Remaining Term (years)	8 years 8 months 1 day	9 years 1 month 20 days	7 years 7 months 6 days
Weighted Average Remaining Term (years)		9 years 1 month 24 days
Aggregate Intrinsic Value	$ 549	$ 980
Restricted Stock Vested, weighted-average grant date fair	$ 3.52		$ 3.12